Information Concerning the Group's Consolidated Operations - Disclosure of Deferred Tax Assets and Liabilities Reflected in the Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	$ (158)
Net deferred tax assets/(liabilities)	$ (158)	$ 0	$ 0